Concentrations and credit risk (Tables)	12 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
Net sales to customers

The net sales to customers representing at least 10% of net total sales are as follows:

	Year Ended March 31,
	2015		2016		2017
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Fitbit, Inc.	10,593	37	14,145	59	8.472	48
Kern + Sohn GMBH	5,424	19	3,874	16	2,729	16
Pitney Bowes Inc.	2,476	8	1,969	8	2,435	14
Sunbeam Products, Inc.	6,879	24	1,738	7	1,563	9

	25,372	88	21,726	90	15,199	87

The following customers had balances of at least 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2016		2017
	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	87	10	162	14
Fitbit, Inc.	378	41	109	9
Kern + Sohn GMBH	204	22	328	28
Pitney Bowes Inc.	145	16	455	39

		89		90